Fees Summary	4 Months Ended
Jun. 13, 2025 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The maximum aggregate offering price of the securities to which the prospectus relates is $472,000.00. The prospectus is a final prospectus for the related offering.
Narrative - Max Aggregate Offering Price	$ 472,000
Final Prospectus	true